Condensed Consolidated Statements of Changes in Equity - USD ($)	Total	Ordinary Shares	Capital Surplus	Capital Surplus Ordinary Shares	Capital Surplus Share Options Reserve	Capital Surplus Other	Accumulated Deficits	Unrealized Valuation Loss on Financial Assets at Fair Value Through Other Comprehensive Income	Non-controlling Interests
Beginning balance at Dec. 31, 2019	$ (603,274)	$ 61,366,844	$ 116,495,710	$ 108,800,191	$ 6,274,591	$ 1,420,928	$ (179,484,825)	$ (55,084)	$ 1,074,081
Beginning balance, Number of ordinary shares at Dec. 31, 2019		189,954,970
Net loss	(7,321,584)						(7,005,889)		(315,695)
Other comprehensive loss, net of income tax	(74,331)							(74,331)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(7,395,915)						(7,005,889)	(74,331)	(315,695)
Ending balance at Jun. 30, 2020	(7,999,189)	$ 61,366,844	116,495,710	108,800,191	6,274,591	1,420,928	(186,490,714)	(129,415)	758,368
Ending balance, Number of ordinary shares at Jun. 30, 2020		189,954,970
Ending balance at Jun. 30, 2021	75,354,752	$ 63,013,589	220,352,368	212,841,825	7,465,964	44,579	(207,832,257)	(178,948)	0
Ending balance, Number of ordinary shares at Jun. 30, 2021		348,086,060
Beginning balance at Dec. 31, 2020	(10,152,284)	$ 61,826,237	123,582,460	115,754,741	6,406,791	1,420,928	(195,682,714)	(178,948)	300,681
Beginning balance, Number of ordinary shares at Dec. 31, 2020		209,675,470
Issuance of new share capital (Note 13)	101,555,708	$ 1,167,371	100,388,337	100,388,337
Issuance of new share capital (Note 13), shares		136,412,540
Transaction cost attributable to the issuance of ordinary shares	(4,576,671)		(4,576,671)	(4,576,671)
Issuance of ordinary shares under employee share option plan	214,500	$ 5,725	208,775	714,275	(505,500)
Issuance of ordinary shares under employee share option plan, share		572,500
Warrants exercised	575,399	$ 14,256	561,143	561,143
Warrants exercised ,shares		1,425,550
Recognition of employee share options by the Company	1,564,673		1,564,673		1,564,673
Net loss	(12,418,507)						(12,149,543)		(268,964)
Non-controlling interests derecognized due to dilution of subsidiary (Note 8)	(31,717)								(31,717)
Other comprehensive income due to dilution of subsidiary (Note 8)	(1,376,349)		(1,376,349)			(1,376,349)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(12,418,507)						(12,149,543)		(268,964)
Ending balance at Jun. 30, 2021	$ 75,354,752	$ 63,013,589	$ 220,352,368	$ 212,841,825	$ 7,465,964	$ 44,579	$ (207,832,257)	$ (178,948)	$ 0
Ending balance, Number of ordinary shares at Jun. 30, 2021		348,086,060